Consolidated Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Consolidated Balance Sheets [Abstract]
Time deposits, face value	$ 100	$ 100
Preferred stock, par value	$ 1,000	$ 1,000
Preferred stock, shares authorized	5,000,000	5,000,000
Preferred stock, shares issued	12,895	12,895
Preferred stock, shares outstanding	12,895	12,895
Common stock, par value	$ 0.01	$ 0.01
Common stock, shares authorized	10,000,000	10,000,000
Common stock, shares issued	3,738,337	3,780,845
Common stock, shares outstanding	3,738,337	3,780,845